Fixed Income SHares Series R Investment Objectives and Goals - Fixed Income SHares Series R	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fixed Income SHares: Series R
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.